Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Capital and reserves
Schedule of share capital

	December 31, 2022	December 31, 2021
Number of shares issued	50,635,720	50,635,720
Number of shares authorized	60,000,000	60,000,000
Par value	EUR 0.002	EUR 0.002
Share capital	8,655	8,655

Schedule of ordinary share capital

The number of shares	2022	2021	2020
Outstanding ordinary shares at 1 January	50,352,047	50,317,860	50,000,000
Effect of treasury shares held	(95,188)	(283,673)	—
Effect of shares issued during the year	—	317,860	317,860
Outstanding ordinary shares at 31 December	50,256,859	50,352,047	50,317,860
Weighted average number of shares for the year ended 31 December	50,263,821	50,499,021	50,206,696